Note 11 - Taxation - Deferred Tax (Details) - USD ($) $ in Thousands	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Statement Line Items [Line Items]
Deferred tax assets	$ 4,668	$ 2,495	$ 1,347
Deferred tax liabilities	(1,234)	(411)	0
Net deferred tax asset	$ 3,434	$ 2,084	$ 1,347